Material related party transactions - Balances with related parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Material related party transactions
Trade related: Included in current trade and other receivables from related parties:	¥ 51,636	¥ 25,499
Trade related: Included in trade and other payables to related parties	8,834	8,123
Trade related: Included in contract liabilities due to related parties	1,954	5,965
Non-trade related: Included in current trade and other receivables from related parties	26,416	19,925
Miniso (Zhaoqing) Industrial Investment Co., Ltd.
Material related party transactions
Trade related: Included in non-current trade and other receivables from related parties:	15,575	16,708
Trade related: Included in current trade and other receivables from related parties:	17,978	6,271
Trade related: Included in trade and other payables to related parties		542
Trade related: Included in lease liabilities due to related parties	128,531	104,097
Haydon (Shanghai) Technology Co., Ltd
Material related party transactions
Trade related: Included in current trade and other receivables from related parties:		53
Wow Colour Beauty Guangdong Technology Limited
Material related party transactions
Trade related: Included in current trade and other receivables from related parties:	78	899
Trade related: Included in trade and other payables to related parties	3	51
Trade related: Included in contract liabilities due to related parties	3
ACC Super Accessories Shenzhen Technology Limited
Material related party transactions
Trade related: Included in current trade and other receivables from related parties:	673	688
Trade related: Included in trade and other payables to related parties		9
Miniso Lifestyle Nigeria Limited
Material related party transactions
Trade related: Included in current trade and other receivables from related parties:		786
Trade related: Included in contract liabilities due to related parties		4,850
Guangzhou Mingyou Business Development Co., Ltd.
Material related party transactions
Trade related: Included in current trade and other receivables from related parties:		3,173
Guangzhou Mingyou Business Management Co., Ltd.
Material related party transactions
Trade related: Included in current trade and other receivables from related parties:	1,000	1,000
KOURITEN LIMITED
Material related party transactions
Trade related: Included in current trade and other receivables from related parties:	17,778	12,629
Trade related: Included in trade and other payables to related parties	1,014	1,000
Trade related: Included in contract liabilities due to related parties	1,951
Miniso France Travel Retail
Material related party transactions
Trade related: Included in current trade and other receivables from related parties:	12,629
Trade related: Included in trade and other payables to related parties	5,230
Miniso France Development
Material related party transactions
Trade related: Included in current trade and other receivables from related parties:	479
Trade related: Included in trade and other payables to related parties	414
Multiple Friends (Shanghai) Cultural and Creative Co. Ltd
Material related party transactions
Trade related: Included in current trade and other receivables from related parties:	362
Vision (Guangdong) Enterprise Management Co. Ltd
Material related party transactions
Trade related: Included in current trade and other receivables from related parties:	659
Shanghai Kerong Networks Limited
Material related party transactions
Trade related: Included in trade and other payables to related parties	100	162
Guangzhou Chuyunju Catering Service Co., Ltd.
Material related party transactions
Trade related: Included in trade and other payables to related parties		4,204
Guangzhou Chuyunju Catering Management Co. Ltd.
Material related party transactions
Trade related: Included in trade and other payables to related parties	2,029	2,072
Guangzhou Mingchuang Business Development Co., Ltd.
Material related party transactions
Trade related: Included in trade and other payables to related parties	44	83
Miniso Winky Italy S.r.l.
Material related party transactions
Trade related: Included in contract liabilities due to related parties		1,115
Non-trade related: Included in current trade and other receivables from related parties		¥ 19,925
KOURITEN HOLDINGS LTD
Material related party transactions
Non-trade related: Included in current trade and other receivables from related parties	¥ 26,416